Segment Information	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company's internal management structure, and the financial information that is evaluated regularly by the Company's chief operating decision maker.
The Company has three reportable business segments: (1) Motion Pictures, (2) Television Production and (3) Media Networks (which was not a reportable segment prior to the quarter ended December 31, 2016).

Segment Reorganization. During the quarter ended June 30, 2018, the Company reorganized its operational reporting of the Television Production segment to include the production and licensing to Starz Networks of Starz original series (previously produced by and included in the Media Networks segment) and the ancillary market distribution of Starz original productions and licensed product (also previously included in the Media Networks segment). This reorganization aligns the segment presentation of the Starz original product to be consistent with the Company's other television productions included in the Television Production segment. This alignment of operational reporting and business operations will allow our chief operating decision maker to review all of the Company's television production related activity in a consistent manner, and as part of one segment (i.e., the Television Production segment). The changes resulting from the segment reorganization are as follows: (i) the Television Production segment includes licensing revenues from the licensing of Starz original series productions to Starz Networks which are eliminated in consolidation as intersegment transactions; and (ii) the Television Production segment now includes the associated ancillary market distribution of Starz original productions and licensed product that were previously included in Content and Other within the Media Networks segment. As a result of the segment reorganization, the Company has presented segment data for the fiscal year ended March 31, 2018 under the new segment structure, and prior year segment data has been presented in a manner that conforms to the current year presentation.
Motion Pictures consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. As a result of the Starz Merger (see Note 2), beginning December 8, 2016, the Motion Pictures segment includes Starz's third-party distribution business.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction programming. As described under the Segment Reorganization section above, Television Production now includes the licensing of Starz original series productions to Starz Networks and the ancillary market distribution of Starz original productions and licensed product.
Media Networks (which was not a reportable segment prior to the quarter ended December 31, 2016) consists of (i) Starz Networks, which includes the licensing of premium subscription video programming to U.S. multichannel video programming distributors ("MVPDs") including cable operators, satellite television providers and telecommunication companies, and over-the-top ("OTT") providers, and on a direct-to-consumer basis and (ii) Streaming Services, which represents the Lionsgate legacy start-up direct to consumer streaming services on its subscription video-on-demand ("SVOD") platforms which were moved under the Media Networks segment in connection with the Starz Merger.
In the ordinary course of business, the Company's reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Pictures and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.

Segment information by business unit is presented in the table below. The Media Networks segment was not previously a reportable segment prior to the quarter ended December 31, 2016, and reflects Starz Networks from the date of acquisition of Starz (December 8, 2016), and the Lionsgate direct to consumer streaming services on SVOD platforms for the historical periods presented.

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Segment revenues
Motion Pictures	$1,822.1	$1,920.6	$1,677.4
Television Production	1,033.2	892.8	669.9
Media Networks	1,411.2	426.3	0.1
Intersegment eliminations	(137.4)	(38.2)	—
	$4,129.1	$3,201.5	$2,347.4
Intersegment revenues
Motion Pictures	$10.7	$6.6	$—
Television Production	126.4	30.7	—
Media Networks	0.3	0.9	—
	$137.4	$38.2	$—
Gross contribution
Motion Pictures	$292.6	$237.8	$183.2
Television Production	151.3	107.4	98.7
Media Networks	530.0	175.3	(5.2)
Intersegment eliminations	(5.5)	(10.4)	—
	$968.4	$510.1	$276.7
Segment general and administration
Motion Pictures	$113.2	$105.3	$92.4
Television Production	40.3	32.1	23.5
Media Networks	100.9	45.0	4.8
	$254.4	$182.4	$120.7
Segment profit (loss)
Motion Pictures	$179.4	$132.5	$90.8
Television Production	111.0	75.3	75.2
Media Networks	429.1	130.3	(10.0)
Intersegment eliminations	(5.5)	(10.4)	—
	$714.0	$327.7	$156.0

Segment profit (loss) is defined as gross contribution (segment revenues, less segment direct operating and distribution and marketing expense) less segment general and administration expenses. Segment direct operating expenses, distribution and marketing expenses and general and administrative expenses exclude share-based compensation, other than annual bonuses granted in stock, and include annual bonuses paid in cash. Segment profit (loss) excludes purchase accounting and related adjustments.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Company’s total segment profit	$714.0	$327.7	$156.0
Corporate general and administrative expenses	(110.3)	(92.6)	(83.4)
Adjusted depreciation and amortization(1)	(39.3)	(22.8)	(11.9)
Restructuring and other(2)	(59.8)	(88.7)	(19.8)
Adjusted share-based compensation expense(3)	(85.6)	(77.1)	(56.3)
Purchase accounting and related adjustments(4)	(170.3)	(62.8)	(9.6)
Operating income (loss)	248.7	(16.3)	(25.0)
Interest expense	(193.7)	(115.2)	(54.9)
Interest and other income	10.4	6.4	1.9
Loss on extinguishment of debt	(35.7)	(40.4)	—
Gain on sale of equity interest in EPIX	201.0	—	—
Gain on Starz investment	—	20.4	—
Impairment of long-term investments and other assets	(29.2)	—	—
Equity interests income (loss)	(52.8)	10.7	44.2
Income (loss) before income taxes	$148.7	$(134.4)	$(33.8)
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(1)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in the acquisition of Starz and Pilgrim Media Group which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Depreciation and amortization	$159.0	$63.1	$13.1
Less: Amount included in purchase accounting and related adjustments	(119.7)	(40.3)	(1.2)
Adjusted depreciation and amortization	$39.3	$22.8	$11.9

(2)	Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable (see Note 14).

(3)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Total share-based compensation expense	$88.5	$79.5	$78.5
Less:
Bonus related share-based compensation included in segment and corporate general and administrative expense(i)	—	—	(22.2)
Amount included in restructuring and other(ii)	(2.9)	(2.4)	—
Adjusted share-based compensation	$85.6	$77.1	$56.3

(i)Represents immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.
(ii)Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.

(4)
Purchase accounting and related adjustments represent the amortization of non-cash fair value adjustments to certain assets acquired in the acquisition of Starz, Pilgrim Media Group and Good Universe. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$44.5	$17.5	$6.5
General and administrative expense	6.1	5.0	1.9
Depreciation and amortization	119.7	40.3	1.2
	$170.3	$62.8	$9.6

The following table sets forth revenues by media or product line as broken down by segment for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Segment revenues:
Motion Pictures
Theatrical	$281.4	$371.3	$314.1
Home Entertainment	774.0	707.7	579.7
Television	278.5	279.1	205.1
International	456.7	533.8	548.2
Other	31.5	28.7	30.3
Total Motion Pictures revenues	$1,822.1	$1,920.6	$1,677.4
Television Production
Domestic Television	$744.5	$667.3	$415.5
International	179.6	163.2	190.2
Home Entertainment	107.5	56.4	60.3
Other	1.6	5.9	3.9
Total Television Production revenues	$1,033.2	$892.8	$669.9
Media Networks
Starz Networks	$1,404.1	$423.4	$—
Streaming Services	7.1	2.9	0.1
Total Media Networks revenues	$1,411.2	$426.3	$0.1
Intersegment eliminations	(137.4)	(38.2)	—
Total revenues	$4,129.1	$3,201.5	$2,347.4

The following table reconciles segment general and administration to the Company’s total consolidated general and administration expense:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$254.4	$182.4	$120.7
Corporate general and administrative expenses	110.3	92.6	83.4
Share-based compensation expense included in general and administrative expense(1)	83.6	75.4	56.4
Purchase accounting and related adjustments	6.1	5.0	1.9
	$454.4	$355.4	$262.4

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(1)
Excludes immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Assets
Motion Pictures	$1,757.4	$1,802.3
Television Production	1,400.5	1,364.0
Media Networks	5,166.5	5,236.8
Other unallocated assets(1)	643.2	793.8
	$8,967.6	$9,196.9
_____________________

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The following table sets forth acquisition of investment in films and television programs and program rights, as broken down by segment for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Acquisition of investment in films and television programs and program rights
Motion Pictures	$462.0	$412.7	$639.9
Television Production	706.8	506.6	426.5
Media Networks	357.6	172.7	—
	$1,526.4	$1,092.0	$1,066.4

Capital expenditures for the year ended March 31, 2018 amounted to $45.9 million, of which $31.5 million related to the Media Networks segment, $1.4 million related to the Television Production segment, and $13.0 million related to the Company's corporate headquarters. Capital expenditures for the year ended March 31, 2017 amounted to $25.2 million, of which $10.6 million related to the Media Networks segment, $1.8 million related to the Television Production segment, and $12.8 million related to the Company's corporate headquarters. Capital expenditures for the year ended March 31, 2016 amounted to $18.4 million, all primarily related to purchases for the Company’s corporate headquarters.
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Revenue
Canada	$48.3	$56.0	$55.1
United States	3,383.0	2,431.9	1,550.2
Other foreign	697.8	713.6	742.1
	$4,129.1	$3,201.5	$2,347.4
Long-lived assets by geographic location are as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Long-lived assets(1)
Canada	$—	$—
United States	1,824.5	1,870.8
Other foreign	34.6	33.2
	$1,859.1	$1,904.0

_____________

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.

For the year ended March 31, 2018, the Company had revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $413.2 million. For the year ended March 31, 2016, the Company had revenue from a different individual customer which represented greater than 10% of consolidated revenues, amounting to $290.4 million. For the year ended March 31, 2017, no individual customer represented greater than 10% of consolidated revenue.
As of March 31, 2018, the Company had accounts receivable due from one individual customer which represented greater than 10% of total consolidated accounts receivable, amounting to 32% of consolidated gross accounts receivable (current and non-current) at March 31, 2018 (2017 - 30%), or gross accounts receivable of approximately $419.2 million (2017 - $390.9 million).